 November 27, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:      Calvert Enhanced Equity Portfolio and

            Calvert Bond Portfolio, series of

Calvert Social Investment Fund

File Numbers 2-75106 and 811-03334

Post-Effective Amendment No. 72

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), attached is a post-effective amendment to the Securities Act of 1933 and Investment Company Act of 1940 Registration Statement of Calvert Social Investment Fund, on behalf of Calvert Enhanced Equity Portfolio and Calvert Bond Portfolio (the “Funds”).

The purpose of this filing is to reflect certain changes to the Funds described below.  On the basis of the factors set forth below, the Registrant respectfully requests that the staff of the Securities and Exchange Commission afford the Registration selective review in accordance with Securities Act Release No. 33-6510 (February 15, 1984).

Calvert Bond Portfolio

For the retail and institutional prospectuses for Calvert Bond Portfolio, disclosure in the “Principal Investment Strategies” section has been changed to reflect a new policy: At least 80% of the Fund’s net assets will be invested in investment grade debt securities.

In addition, as a result of this change, new disclosure under the “Principal Investment Strategies” section reflects that the Fund’s maximum potential investment in below-investment grade, high-yield debt securities is 20% of net assets (down from 35%).

There are no changes to any other prospectus disclosure or to the Statement of Additional Information (“SAI”) as a result of these changes.

Calvert Enhanced Equity Portfolio

The Fund will change its name to “Calvert Large Cap Core Portfolio.”  There is also a new 80% investment policy as a result of this name change:

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies.

The Fund also streamlined and modified the disclosure in the “Investment Objective” and “Principal Investment Strategies” sections in connection with this change.

With respect to the SAI, the only material changes are the removal of Calvert Large Cap Portfolio from the section “Supplemental Information on Principal Investment Policies and Risks – Tracking the Index” and a change to “Investment Restrictions – Nonfundamental Investment Restrictions” (as a result of the new 80% investment policy).

The disclosures for the Funds, other than those in the sections identified above, are substantially the same as those contained in the currently effective registration statement for the Funds (see Registrant’s post-effective amendment No. 70 filed on January 30, 2012).  Otherwise, there are no material changes to the prospectus or SAI disclosure for the Funds.

Please note that the proposed effective date for this post-effective amendment is January 31, 2013.  The financials for the Funds, including Fund performance, Fund expenses and the financial highlights, will be updated as part of the annual prospectus/SAI update for the Funds pursuant to a Rule 485(b) post-effective amendment that will be filed in January and become effective on January 31, 2013.

If you have questions or require further information, please contact me at 301-657-7045.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Associate General Counsel